Employee Benefit Plans and Postretirement Benefits - Effect of One Percentage Point Change in Assumed Healthcare Cost Trend Rates (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Retirement Benefits [Abstract]
Total increase/(decrease) in service cost and interest cost components as of end of period Healthcare Plan benefit expense, One Percentage-Point Increase	$ 2
Total increase/(decrease) in accumulated Healthcare benefit obligations as of end period, One Percentage-Point Increase	22
Total increase/(decrease) in service cost and interest cost components as of end of period Healthcare Plan benefit expense, One Percentage-Point Decrease	(1)
Total increase/(decrease) in accumulated Healthcare benefit obligations as of end period, One Percentage-Point Decrease	$ (19)